Schedule of Investments (unaudited)
May 31, 2024
 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 55.0%
FHLMC — 5.5%
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	10/1/41- 11/1/41	$2,389,824	$1,915,440
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/41- 2/1/52	2,616,868	2,105,127
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	11/1/49- 4/1/52	688,804	588,945
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	5/1/50- 6/1/52	7,805,809	6,932,478
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	6/1/50- 4/1/52	6,902,006	5,678,580
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/52- 11/1/52	635,543	597,975
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	2/1/53	362,118	333,285
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	5/1/53	181,689	179,964
Total FHLMC				18,331,794
FNMA — 27.1%
Federal National Mortgage Association (FNMA)	2.000%	9/1/41- 3/1/52	23,604,571	18,570,591
Federal National Mortgage Association (FNMA)	3.000%	6/1/43- 3/1/52	3,084,545	2,651,494
Federal National Mortgage Association (FNMA)	2.500%	6/1/50- 9/1/61	8,423,861	6,903,346
Federal National Mortgage Association (FNMA)	4.000%	7/1/50	13,883,326	12,761,451
Federal National Mortgage Association (FNMA)	3.500%	7/1/51- 6/1/52	1,783,328	1,580,572
Federal National Mortgage Association (FNMA)	4.500%	11/1/52	272,028	255,007
Federal National Mortgage Association (FNMA)	2.000%	6/1/54	16,400,000	12,654,687 (a)
Federal National Mortgage Association (FNMA)	2.500%	6/1/54	4,000,000	3,230,333 (a)
Federal National Mortgage Association (FNMA)	3.000%	6/1/54	4,000,000	3,364,024 (a)
Federal National Mortgage Association (FNMA)	3.500%	6/1/54	400,000	350,742 (a)
Federal National Mortgage Association (FNMA)	4.000%	6/1/54	2,200,000	1,996,740 (a)
Federal National Mortgage Association (FNMA)	4.500%	6/1/54	800,000	749,199 (a)
Federal National Mortgage Association (FNMA)	5.000%	6/1/54	400,000	385,008 (a)
Federal National Mortgage Association (FNMA)	5.500%	6/1/54	5,700,000	5,608,430 (a)
Federal National Mortgage Association (FNMA)	6.000%	6/1/54	8,000,000	8,012,237 (a)
Federal National Mortgage Association (FNMA)	6.500%	6/1/54	10,400,000	10,571,890 (a)
Total FNMA				89,645,751
GNMA — 22.4%
Government National Mortgage Association (GNMA) II	5.000%	5/20/48- 1/20/53	795,152	778,793
Government National Mortgage Association (GNMA) II	4.500%	2/20/49- 9/20/52	352,873	335,514
Government National Mortgage Association (GNMA) II	2.000%	12/20/50- 3/20/51	2,585,783	2,035,247
Government National Mortgage Association (GNMA) II	2.500%	5/20/51	68,544	56,586
Government National Mortgage Association (GNMA) II	3.000%	9/20/51- 4/20/52	11,262,998	9,747,585
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	3.500%	4/20/52- 12/20/52	$1,417,550	$1,265,677
Government National Mortgage Association (GNMA) II	2.000%	6/20/54	3,700,000	2,966,599 (a)
Government National Mortgage Association (GNMA) II	2.500%	6/20/54	9,200,000	7,669,828 (a)
Government National Mortgage Association (GNMA) II	3.000%	6/20/54	200,000	172,795 (a)
Government National Mortgage Association (GNMA) II	3.500%	6/20/54	5,300,000	4,730,148 (a)
Government National Mortgage Association (GNMA) II	4.000%	6/20/54	700,000	643,529 (a)
Government National Mortgage Association (GNMA) II	4.500%	6/20/54	8,700,000	8,226,735 (a)
Government National Mortgage Association (GNMA) II	5.000%	6/20/54	15,100,000	14,657,245 (a)
Government National Mortgage Association (GNMA) II	5.500%	6/20/54	19,100,000	18,948,765 (a)
Government National Mortgage Association (GNMA) II	6.000%	6/20/54	1,100,000	1,106,907 (a)
Government National Mortgage Association (GNMA) II	6.500%	6/20/54	1,000,000	1,015,209 (a)
Total GNMA				74,357,162

Total Mortgage-Backed Securities (Cost — $193,304,102)				182,334,707
Collateralized Mortgage Obligations(b) — 20.8%
AOA Mortgage Trust, 2021-1177 A (1 mo. Term SOFR + 0.989%)	6.306%	10/15/38	6,510,000	6,164,344 (c)(d)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	6.573%	1/20/37	2,107,501	2,093,354 (c)(d)
BANK, 2017-BNK7 C	4.009%	9/15/60	818,000	679,016 (d)
BF Mortgage Trust, 2019-NYT B (1 mo. Term SOFR + 1.697%)	7.014%	12/15/35	1,250,000	1,184,248 (c)(d)
BHMS, 2018-ATLS D (1 mo. Term SOFR + 2.547%)	7.864%	7/15/35	280,000	275,159 (c)(d)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	6.330%	2/15/39	3,882,485	3,875,524 (c)(d)
BX Trust, 2021-BXMF A (1 mo. Term SOFR + 0.750%)	6.067%	10/15/26	6,109,408	6,052,316 (c)(d)
CSAIL Commercial Mortgage Trust, 2017-C8 C	4.264%	6/15/50	2,500,000	2,021,588 (d)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	880,949	766,644 (c)(d)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	3,975,323	3,356,132 (c)(d)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	1,028,447	896,447 (c)(d)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	1,605,658	1,428,841 (c)(d)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	3,971,265	3,356,351 (c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	6.824%	10/25/41	5,210,000	5,240,258 (c)(d)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	4,304,912	206,854 (d)
GS Mortgage Securities Corp. Trust, 2018-SRP5 A (1 mo. Term SOFR + 1.847%)	7.164%	9/15/31	382,758	271,996 (c)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN BFX	3.065%	1/16/37	7,320,000	5,929,200 (c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2022-ACB A (30 Day Average SOFR + 1.400%)	6.724%	3/15/39	3,420,000	3,389,793 (c)(d)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	6.770%	2/17/39	2,000,000	1,994,688 (c)(d)
Morgan Stanley Capital I Trust, 2018-MP A	4.276%	7/11/40	10,500,000	9,183,301 (c)(d)
Morgan Stanley Capital I Trust, 2018-SUN A (1 mo. Term SOFR + 1.201%)	6.521%	7/15/35	2,830,000	2,828,318 (c)(d)
MTN Commercial Mortgage Trust, 2022-LPFL A (1 mo. Term SOFR + 1.397%)	6.717%	3/15/39	2,100,000	2,078,119 (c)(d)
New Residential Mortgage Loan Trust, 2022-NQM2 A1	3.079%	3/27/62	1,620,178	1,459,629 (c)(d)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	3,703,465	3,194,458 (c)(d)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	1,040,368	940,044 (c)(d)

Total Collateralized Mortgage Obligations (Cost — $75,602,564)				68,866,622
Asset-Backed Securities — 17.2%
522 Funding CLO Ltd., 2020-6A A1R (3 mo. Term SOFR + 1.412%)	6.738%	10/23/34	4,440,000	4,448,274 (c)(d)
AGL CLO Ltd., 2020-6A AR (3 mo. Term SOFR + 1.462%)	6.786%	7/20/34	3,050,000	3,054,704 (c)(d)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2024 Quarterly Report

 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
AIMCO CLO Ltd., 2024-22A A (3 mo. Term SOFR + 1.500%)	6.827%	4/19/37	$2,390,000	$2,390,031 (c)(d)
Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1 A (30 Day Average SOFR + 1.450%)	6.774%	1/15/37	2,268,000	2,255,526 (c)(d)
Ballyrock CLO Ltd., 2019-2A A1RR (3 mo. Term SOFR + 1.400%)	6.719%	2/20/36	2,070,000	2,072,560 (c)(d)
Birch Grove CLO Ltd., 2024-8A A1 (3 mo. Term SOFR + 1.630%)	6.928%	4/20/37	1,930,000	1,949,630 (c)(d)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.382%)	6.699%	7/17/34	5,770,000	5,777,071 (c)(d)
Columbia Cent CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.600%)	6.926%	4/20/37	4,120,000	4,119,996 (c)(d)
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	6.831%	4/20/37	2,280,000	2,291,528 (c)(d)
Empower CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.600%)	6.911%	4/25/37	2,000,000	2,000,073 (c)(d)
GoldenTree Loan Management US CLO Ltd., 2021-10A A (3 mo. Term SOFR + 1.362%)	6.686%	7/20/34	5,000,000	5,014,052 (c)(d)
Golub Capital Partners CLO LP, 2021-54A A (3 mo. Term SOFR + 1.792%)	7.128%	8/5/33	5,920,000	5,935,294 (c)(d)
Magnetite Ltd., 2016-17A AR2 (3 mo. Term SOFR + 1.500%)	6.825%	4/20/37	1,390,000	1,397,443 (c)(d)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	970,655	876,446 (c)
Oaktree CLO Ltd., 2024-25A A (3 mo. Term SOFR + 1.550%)	6.854%	4/20/37	2,560,000	2,568,741 (c)(d)
Reese Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.392%)	6.720%	10/15/34	4,570,000	4,579,825 (c)(d)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	2,296,096	2,041,785 (c)
Trinitas CLO Ltd., 2023-25A A1 (3 mo. Term SOFR + 1.850%)	7.181%	1/23/37	1,560,000	1,573,010 (c)(d)
Whitebox CLO Ltd., 2021-3A A1 (3 mo. Term SOFR + 1.482%)	6.810%	10/15/34	2,850,000	2,855,521 (c)(d)

Total Asset-Backed Securities (Cost — $57,389,362)				57,201,510
U.S. Government & Agency Obligations — 12.5%
U.S. Government Obligations — 12.5%
U.S. Treasury Bonds	4.750%	11/15/43	9,030,000	9,054,691
U.S. Treasury Bonds	4.750%	11/15/53	4,570,000	4,657,116
U.S. Treasury Bonds	4.250%	2/15/54	4,360,000	4,090,566
U.S. Treasury Notes	4.875%	10/31/28	30,000	30,392
U.S. Treasury Notes	4.125%	8/31/30	340,000	332,868
U.S. Treasury Notes	4.000%	1/31/31	12,700,000	12,335,371
U.S. Treasury Notes	4.250%	2/28/31	11,090,000	10,931,014

Total U.S. Government & Agency Obligations (Cost — $42,179,051)				41,432,018
Corporate Bonds & Notes — 12.4%
Communication Services — 1.4%
Diversified Telecommunication Services — 0.2%
AT&T Inc., Senior Notes	2.250%	2/1/32	150,000	120,996
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	310,000	251,751
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	300,000	281,488
Total Diversified Telecommunication Services				654,235
Entertainment — 0.0%††
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	150,000	150,004
Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	1,520,000	1,523,647
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	130,000	104,575
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	390,000	299,938
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Media — continued
Comcast Corp., Senior Notes	3.969%	11/1/47	$800,000	$624,262
Comcast Corp., Senior Notes	3.999%	11/1/49	150,000	116,480
Comcast Corp., Senior Notes	3.450%	2/1/50	140,000	98,865
Comcast Corp., Senior Notes	2.887%	11/1/51	160,000	99,606
Comcast Corp., Senior Notes	4.950%	10/15/58	160,000	142,454
Fox Corp., Senior Notes	6.500%	10/13/33	140,000	146,339
Total Media				3,156,166
Wireless Telecommunication Services — 0.2%
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	180,000	175,608
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	470,000	436,980
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	130,000	127,381
Total Wireless Telecommunication Services				739,969

Total Communication Services				4,700,374
Consumer Discretionary — 0.6%
Automobiles — 0.1%
Ford Motor Co., Senior Notes	6.100%	8/19/32	190,000	189,577
Broadline Retail — 0.5%
Prosus NV, Senior Notes	4.027%	8/3/50	2,770,000	1,823,028 (c)
Hotels, Restaurants & Leisure — 0.0%††
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	90,000	90,395

Total Consumer Discretionary				2,103,000
Consumer Staples — 0.6%
Beverages — 0.0%††
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	120,000	117,153
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	4.900%	3/22/33	220,000	216,423
Tobacco — 0.5%
Altria Group Inc., Senior Notes	6.875%	11/1/33	880,000	949,179
BAT Capital Corp., Senior Notes	6.000%	2/20/34	420,000	424,644
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	90,000	88,768
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	20,000	19,694
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	70,000	68,596
Total Tobacco				1,550,881

Total Consumer Staples				1,884,457
Energy — 3.0%
Oil, Gas & Consumable Fuels — 3.0%
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	470,000	479,298 (c)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	10,000	10,603 (c)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,000,000	1,437,678
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	120,000	131,755
EOG Resources Inc., Senior Notes	3.900%	4/1/35	312,000	278,407
EQT Corp., Senior Notes	7.000%	2/1/30	1,000,000	1,057,228
ONEOK Inc., Senior Notes	5.550%	11/1/26	210,000	210,571
ONEOK Inc., Senior Notes	5.650%	11/1/28	330,000	333,689
ONEOK Inc., Senior Notes	5.800%	11/1/30	120,000	122,247
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2024 Quarterly Report

 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	$4,640,000	$2,820,332 (c)
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	1,570,000	1,322,143 (c)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	2,730,000	1,916,107 (c)

Total Energy				10,120,058
Financials — 1.7%
Banks — 0.8%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	192,074 (d)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	870,000	780,742 (d)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	470,000	467,281 (c)(d)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	250,000	257,390 (c)(d)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	250,000	221,559 (c)(d)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	290,000	291,993 (d)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	80,000	80,137 (d)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	170,000	171,298 (d)
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	30,000	27,625 (d)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	210,000	212,386 (d)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	70,000	70,595 (d)
Total Banks				2,773,080
Capital Markets — 0.8%
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	360,000	364,176
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	80,000	82,787 (d)
UBS AG, Senior Notes	3.700%	2/21/25	1,000,000	985,886
UBS AG/New York NY, Senior Notes	4.750%	8/9/24	250,000	249,510
UBS AG/New York NY, Senior Notes	7.950%	1/9/25	250,000	253,200
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	230,000	227,067 (c)(d)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	250,000	303,032 (c)(d)
Total Capital Markets				2,465,658
Insurance — 0.1%
Aon North America Inc., Senior Notes	5.450%	3/1/34	380,000	376,633

Total Financials				5,615,371
Health Care — 1.0%
Biotechnology — 0.1%
AbbVie Inc., Senior Notes	4.800%	3/15/29	210,000	208,068
AbbVie Inc., Senior Notes	4.950%	3/15/31	90,000	89,284
AbbVie Inc., Senior Notes	5.050%	3/15/34	120,000	118,766
Total Biotechnology				416,118
Health Care Equipment & Supplies — 0.3%
Solventum Corp., Senior Notes	5.400%	3/1/29	220,000	218,727 (c)
Solventum Corp., Senior Notes	5.450%	3/13/31	220,000	217,061 (c)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Equipment & Supplies — continued
Solventum Corp., Senior Notes	5.600%	3/23/34	$290,000	$285,028 (c)
Solventum Corp., Senior Notes	5.900%	4/30/54	240,000	230,741 (c)
Total Health Care Equipment & Supplies				951,557
Health Care Providers & Services — 0.3%
Elevance Health Inc., Senior Notes	4.100%	5/15/32	480,000	442,453
Elevance Health Inc., Senior Notes	4.550%	5/15/52	660,000	553,612
Total Health Care Providers & Services				996,065
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	110,000	109,799
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	300,000	298,175
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	70,000	68,969
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	50,000	48,896
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	280,000	272,251
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	30,000	28,494
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	230,000	217,966
Total Pharmaceuticals				1,044,550

Total Health Care				3,408,290
Industrials — 0.4%
Aerospace & Defense — 0.2%
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	60,000	56,570
RTX Corp., Senior Notes	6.000%	3/15/31	150,000	155,815
RTX Corp., Senior Notes	4.500%	6/1/42	310,000	269,674
RTX Corp., Senior Notes	3.030%	3/15/52	160,000	101,882
Total Aerospace & Defense				583,941
Commercial Services & Supplies — 0.1%
Waste Connections Inc., Senior Notes	5.000%	3/1/34	170,000	165,525
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	270,000	266,501
Trading Companies & Distributors — 0.0%††
Air Lease Corp., Senior Notes	5.300%	2/1/28	160,000	159,336

Total Industrials				1,175,303
Information Technology — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
Intel Corp., Senior Notes	5.125%	2/10/30	120,000	119,890
Micron Technology Inc., Senior Notes	5.875%	2/9/33	80,000	81,944

Total Information Technology				201,834
Materials — 3.6%
Chemicals — 2.3%
MEGlobal BV, Senior Notes	4.250%	11/3/26	2,000,000	1,922,520 (c)
MEGlobal BV, Senior Notes	2.625%	4/28/28	2,870,000	2,544,421 (c)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	1,800,000	1,675,119 (c)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	1,700,000	1,385,522 (c)
Total Chemicals				7,527,582
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2024 Quarterly Report

 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security		Rate	Maturity Date	Face Amount	Value

Metals & Mining — 0.7%
Freeport-McMoRan Inc., Senior Notes		5.400%	11/14/34	$410,000	$400,238
Southern Copper Corp., Senior Notes		5.250%	11/8/42	2,000,000	1,855,950
Total Metals & Mining					2,256,188
Paper & Forest Products — 0.6%
Suzano Austria GmbH, Senior Notes		6.000%	1/15/29	2,020,000	1,999,929

Total Materials					11,783,699
Total Corporate Bonds & Notes (Cost — $48,654,526)					40,992,386
Sovereign Bonds — 6.0%
Chile — 0.2%
Chile Government International Bond, Senior Notes		3.100%	1/22/61	1,240,000	757,883
Colombia — 2.7%
Colombia Government International Bond, Senior Notes		3.250%	4/22/32	11,890,000	9,078,341
Israel — 0.3%
State of Israel, Senior Notes		3.375%	1/15/50	1,830,000	1,168,913
Kazakhstan — 0.4%
Kazakhstan Government International Bond, Senior Notes		4.875%	10/14/44	1,300,000	1,238,920 (c)
Mexico — 0.6%
Mexico Government International Bond, Senior Notes		4.400%	2/12/52	2,530,000	1,871,825
Panama — 1.2%
Panama Government International Bond, Senior Notes		3.160%	1/23/30	2,000,000	1,672,488
Panama Government International Bond, Senior Notes		4.300%	4/29/53	3,500,000	2,218,560
Total Panama					3,891,048
Peru — 0.6%
Peruvian Government International Bond, Senior Notes		3.550%	3/10/51	600,000	417,089
Peruvian Government International Bond, Senior Notes		3.600%	1/15/72	2,280,000	1,436,951
Total Peru					1,854,040

Total Sovereign Bonds (Cost — $28,379,078)					19,860,970
U.S. Treasury Inflation Protected Securities — 1.3%
U.S. Treasury Bonds, Inflation Indexed		1.500%	2/15/53	231,158	193,379
U.S. Treasury Notes, Inflation Indexed		1.125%	1/15/33	4,498,194	4,145,539

Total U.S. Treasury Inflation Protected Securities (Cost — $4,668,914)					4,338,918
		Expiration Date	Contracts	Notional Amount
Purchased Options — 0.2%
Exchange-Traded Purchased Options — 0.1%
3-Month SOFR Futures, Put @ $95.500 (Cost — $185,101)		12/13/24	197	492,500	277,031
	Counterparty
OTC Purchased Options — 0.1%
Interest rate swaption, Put @ 425.000bps, payments made by the Fund annually, payments received by the Fund on Daily SOFR Compound annually, maturing on 12/3/44 (Cost — $249,222)	JPMorgan Chase & Co.	11/29/24	11,260,000	11,260,000	259,607

Total Purchased Options (Cost — $434,323)					536,638
Total Investments before Short-Term Investments (Cost — $450,611,920)					415,563,769
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 3.8%
U.S. Treasury Bills — 0.8%
U.S. Treasury Bills	5.238%	7/30/24	$810,000	$803,249 (e)(f)
U.S. Treasury Bills	5.295%	8/20/24	1,690,000	1,670,813 (f)

Total U.S. Treasury Bills (Cost — $2,473,411)				2,474,062
			Shares
Overnight Deposits — 3.0%
BNY Mellon Cash Reserve Fund (Cost — $10,035,849)	2.200%		10,035,849	10,035,849 (g)

Total Short-Term Investments (Cost — $12,509,260)				12,509,911
Total Investments — 129.2% (Cost — $463,121,180)				428,073,680
Liabilities in Excess of Other Assets — (29.2)%				(96,680,232)
Total Net Assets — 100.0%				$331,393,448

††	Represents less than 0.1%.
(a)	This security is traded on a to-be-announced (“TBA”) basis. At May 31, 2024, the Fund held TBA securities with a total cost of $107,129,824.
(b)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	Rate shown represents yield-to-maturity.
(g)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
IO	—	Interest Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
At May 31, 2024, the Fund had the following written options contracts:
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/13/24	$97.125	395	$987,500	$(14,813)
3-Month SOFR Futures, Put	12/13/24	95.000	197	492,500	(96,037)
Total Exchange-Traded Written Options (Premiums received — $295,269)					(110,850)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2024 Quarterly Report

 Western Asset SMASh Series Core Completion Fund

OTC Written Options
	Counterparty
Interest rate swaption, Put, payments made by the Fund on Daily SOFR Compound annually, 445.000bps payments received by the Fund annually, maturing on 12/3/29 (Premiums received — $242,620)	JPMorgan Chase & Co.	11/29/24	445.000 bps	34,660,000	$34,660,000	$(256,959)
Total Written Options (Premiums received — $537,889)						$(367,809)

Abbreviation(s) used in this schedule:
bps	—	basis point spread (100 basis points = 1.00%)
SOFR	—	Secured Overnight Financing Rate
At May 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	749	3/25	$179,102,586	$177,943,675	$(1,158,911)
3-Month SOFR	75	6/25	17,938,883	17,858,438	(80,445)
3-Month SOFR	1,011	3/26	242,834,406	242,096,588	(737,818)
U.S. Treasury Long-Term Bonds	181	9/24	21,180,828	21,007,312	(173,516)
U.S. Treasury Ultra Long-Term Bonds	72	9/24	8,937,674	8,815,500	(122,174)
					(2,272,864)
Contracts to Sell:
3-Month SOFR	332	6/24	78,527,043	78,559,500	(32,457)
U.S. Treasury 2-Year Notes	196	9/24	39,987,120	39,925,813	61,307
U.S. Treasury 5-Year Notes	1,185	9/24	125,543,893	125,369,303	174,590
U.S. Treasury 10-Year Notes	10	9/24	1,091,693	1,087,969	3,724
U.S. Treasury Ultra 10-Year Notes	578	9/24	65,156,672	64,754,062	402,610
					609,774
Net unrealized depreciation on open futures contracts					$(1,663,090)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At May 31, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
$91,849,000	2/28/31	3.870% annually	Daily SOFR Compound annually	$1,745,227	$(221,891)	$1,967,118
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset SMASh Series Core Completion Fund
CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
	$24,724,000	2/15/48	2.600% annually	Daily SOFR Compound annually	$5,330,514	$2,284,302	$3,046,212
	18,312,000	2/15/48	3.050% annually	Daily SOFR Compound annually	2,705,942	686,707	2,019,235
Total	$134,885,000				$9,781,683	$2,749,118	$7,032,565

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.42 Index	$44,198,500	6/20/29	1.000% quarterly	$(991,187)	$(983,799)	$(7,388)

[1]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	5.340%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset SMASh Series Core Completion Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadvisers do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Western Asset SMASh Series Core Completion Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$182,334,707	—	$182,334,707
Collateralized Mortgage Obligations	—	68,866,622	—	68,866,622
Asset-Backed Securities	—	57,201,510	—	57,201,510
U.S. Government & Agency Obligations	—	41,432,018	—	41,432,018
Corporate Bonds & Notes	—	40,992,386	—	40,992,386
Sovereign Bonds	—	19,860,970	—	19,860,970
U.S. Treasury Inflation Protected Securities	—	4,338,918	—	4,338,918
Purchased Options:
Exchange-Traded Purchased Options	$277,031	—	—	277,031
OTC Purchased Options	—	259,607	—	259,607
Total Long-Term Investments	277,031	415,286,738	—	415,563,769
Short-Term Investments†:
U.S. Treasury Bills	—	2,474,062	—	2,474,062
Overnight Deposits	—	10,035,849	—	10,035,849
Total Short-Term Investments	—	12,509,911	—	12,509,911
Total Investments	$277,031	$427,796,649	—	$428,073,680
Other Financial Instruments:
Futures Contracts††	$642,231	—	—	$642,231
Centrally Cleared Interest Rate Swaps††	—	$7,032,565	—	7,032,565
Total Other Financial Instruments	$642,231	$7,032,565	—	$7,674,796
Total	$919,262	$434,829,214	—	$435,748,476

Western Asset SMASh Series Core Completion Fund 2024 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$110,850	—	—	$110,850
OTC Written Options	—	$256,959	—	256,959
Futures Contracts††	2,305,321	—	—	2,305,321
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	7,388	—	7,388
Total	$2,416,171	$264,347	—	$2,680,518

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset SMASh Series Core Completion Fund 2024 Quarterly Report